PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions
Changes in provisions are as follows:

	Restoration
	and simulator	Restructuring
	removal	(Note 5)	Legal	Warranties	Other	Total
Provisions, as at March 31, 2022	$9.4	$9.2	$8.0	$25.0	$5.7	$57.3
Additions	0.2	4.3	0.1	9.8	1.7	16.1
Amount used	—	(10.8)	(5.8)	(11.3)	—	(27.9)
Reversal of unused amounts	(1.0)	(1.6)	(0.6)	(0.1)	(0.6)	(3.9)
Foreign currency exchange differences	0.4	0.2	0.1	0.2	0.4	1.3
Transfers and others	0.2	(0.2)	—	0.3	3.6	3.9
Provisions, as at March 31, 2023	$9.2	$1.1	$1.8	$23.9	$10.8	$46.8
Current portion	—	1.1	1.5	15.5	8.6	26.7
Non-current portion	$9.2	$—	$0.3	$8.4	$2.2	$20.1